RETIREMENT BENEFITS - PBO and ABO Exceed Fair Value of Plan Assets (Details) - Pension Plans - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
U.S.
PBO exceeds fair value of plan assets
Projected benefit obligation	$ 683	$ 736
Accumulated benefit obligation	682	734
Fair value of plan assets	0	0
ABO exceeds fair value of plan assets
Projected benefit obligation	683	736
Accumulated benefit obligation	682	734
Fair value of plan assets	0	0
Non-U.S.
PBO exceeds fair value of plan assets
Projected benefit obligation	3,966	4,849
Accumulated benefit obligation	3,574	4,400
Fair value of plan assets	2,616	3,310
ABO exceeds fair value of plan assets
Projected benefit obligation	3,809	4,723
Accumulated benefit obligation	3,477	4,329
Fair value of plan assets	$ 2,486	$ 3,212